Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000250884 | 209115104 | Consolidated Edison, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000250884 | 023608102 | Ameren Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000250884 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000250884 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000250884 | 46641Q332 | JPMorgan Equity Premium Income ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000250884 | 46654Q203 | JPMorgan Nasdaq Equity Premium Income ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000250884 | 30161N101 | Exelon Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000250884 | 20030N101 | Comcast Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000250884 | 833034101 | Snap-on, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000250884 | 316175108 | Fidelity Investments Money Market Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000250884 | Health Care002824100
Holdings [Line Items]
Percent of Total Investments	89.80%
C000250884 | Equities46641Q332
Holdings [Line Items]
Percent of Total Investments	8.00%
C000250884 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	2.20%
C000250884 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000250884 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000250884 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000250884 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000250884 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000250884 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000250884 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000250884 | Equity
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000250884 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000250884 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000250884 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000250884 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000250884 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000250886 | 209115104 | Consolidated Edison, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000250886 | 023608102 | Ameren Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000250886 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000250886 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000250886 | 46641Q332 | JPMorgan Equity Premium Income ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000250886 | 46654Q203 | JPMorgan Nasdaq Equity Premium Income ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000250886 | 30161N101 | Exelon Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000250886 | 20030N101 | Comcast Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000250886 | 833034101 | Snap-on, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000250886 | 316175108 | Fidelity Investments Money Market Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000250886 | Health Care002824100
Holdings [Line Items]
Percent of Total Investments	89.80%
C000250886 | Equities46641Q332
Holdings [Line Items]
Percent of Total Investments	8.00%
C000250886 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	2.20%
C000250886 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000250886 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000250886 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000250886 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000250886 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000250886 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000250886 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000250886 | Equity
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000250886 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000250886 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000250886 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000250886 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000250886 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000199071 | 46641Q332 | JPMorgan Equity Premium Income ETF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000199071 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000199071 | 233051432 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000199071 | 46434V860 | iShares Treasury Floating Rate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000199071 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000199071 | 464288166 | iShares Agency Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000199071 | 47103U845 | Janus Henderson AAA CLO ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000199071 | 464287440 | iShares 7-10 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000199071 | 78468R408 | SPDR Bloomberg Short Term High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199071 | 81369Y506 | State Street Energy Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199071 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.60%
C000199071 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000199071 | Equity
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000199071 | Mixed Allocation46138E404
Holdings [Line Items]
Percent of Total Investments	99.40%
C000199071 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199071 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	70.10%
C000199072 | 46641Q332 | JPMorgan Equity Premium Income ETF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000199072 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000199072 | 233051432 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000199072 | 46434V860 | iShares Treasury Floating Rate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000199072 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000199072 | 464288166 | iShares Agency Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000199072 | 47103U845 | Janus Henderson AAA CLO ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000199072 | 464287440 | iShares 7-10 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000199072 | 78468R408 | SPDR Bloomberg Short Term High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199072 | 81369Y506 | State Street Energy Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199072 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.60%
C000199072 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000199072 | Equity
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000199072 | Mixed Allocation46138E404
Holdings [Line Items]
Percent of Total Investments	99.40%
C000199072 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199072 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	70.10%
C000199073 | 46641Q332 | JPMorgan Equity Premium Income ETF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000199073 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000199073 | 233051432 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000199073 | 46434V860 | iShares Treasury Floating Rate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000199073 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000199073 | 464288166 | iShares Agency Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000199073 | 47103U845 | Janus Henderson AAA CLO ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000199073 | 464287440 | iShares 7-10 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000199073 | 78468R408 | SPDR Bloomberg Short Term High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199073 | 81369Y506 | State Street Energy Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199073 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.60%
C000199073 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000199073 | Equity
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000199073 | Mixed Allocation46138E404
Holdings [Line Items]
Percent of Total Investments	99.40%
C000199073 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199073 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	70.10%
C000199074 | 46641Q332 | JPMorgan Equity Premium Income ETF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000199074 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000199074 | 233051432 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000199074 | 46434V860 | iShares Treasury Floating Rate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000199074 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000199074 | 464288166 | iShares Agency Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000199074 | 47103U845 | Janus Henderson AAA CLO ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000199074 | 464287440 | iShares 7-10 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000199074 | 78468R408 | SPDR Bloomberg Short Term High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199074 | 81369Y506 | State Street Energy Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199074 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.60%
C000199074 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000199074 | Equity
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000199074 | Mixed Allocation46138E404
Holdings [Line Items]
Percent of Total Investments	99.40%
C000199074 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199074 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	70.10%
C000126293 | 316175108 | Fidelity Investments Money Market Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000126293 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000126293 | 233051432 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000126293 | 46138E362 | Invesco S&P 500 High Dividend Low Volatility ETF
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000126293 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.90%
C000126293 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000126293 | Equity
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000126293 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	85.30%
C000126293 | Equities46138E362
Holdings [Line Items]
Percent of Total Investments	99.10%
C000126294 | 316175108 | Fidelity Investments Money Market Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000126294 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000126294 | 233051432 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000126294 | 46138E362 | Invesco S&P 500 High Dividend Low Volatility ETF
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000126294 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.90%
C000126294 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000126294 | Equity
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000126294 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	85.30%
C000126294 | Equities46138E362
Holdings [Line Items]
Percent of Total Investments	99.10%
C000126295 | 316175108 | Fidelity Investments Money Market Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000126295 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000126295 | 233051432 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000126295 | 46138E362 | Invesco S&P 500 High Dividend Low Volatility ETF
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000126295 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.90%
C000126295 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000126295 | Equity
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000126295 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	85.30%
C000126295 | Equities46138E362
Holdings [Line Items]
Percent of Total Investments	99.10%
C000150698 | 316175108 | Fidelity Investments Money Market Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000150698 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000150698 | 233051432 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000150698 | 46138E362 | Invesco S&P 500 High Dividend Low Volatility ETF
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000150698 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.90%
C000150698 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000150698 | Equity
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000150698 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	85.30%
C000150698 | Equities46138E362
Holdings [Line Items]
Percent of Total Investments	99.10%